Income Taxes (Tables)	6 Months Ended
Jun. 30, 2012
Income Taxes [Abstract]
Schedule of components of the Company's deferred tax liabilities and assets
Deferred tax assets:
Federal net operating loss	$4,100
State net operating loss	1,600
5,700
Total deferred tax assets
Less valuation allowance	(5,700)

$--

Schedule of reconciliation of the effective income tax rate to the federal statutory rate
Federal income tax rate	(15.0)%
State tax, net of federal benefit	(5.0)
Increase in valuation allowance	20.0
Effective income tax rate	-%